Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable
Customers and agents allowances	$ 66	$ 55
Other allowances	$ 2	$ 1
U.S. Cellular shareholders’ equity
Authorized shares (in shares)	190,000,000	190,000,000
Issued shares (in shares)	88,000,000	88,000,000
Outstanding shares (in shares)	86,000,000	85,000,000
Par value	$ 88	$ 88
Treasury shares (in shares)	2,000,000	3,000,000
Variable Interest Entities VIE's
Total VIE assets that can be used to settle only the VIEs' obligations	$ 868	$ 785
Total VIE liabilities for which creditors have no recourse	$ 23	$ 24
Series A Common Shares
U.S. Cellular shareholders’ equity
Authorized shares (in shares)	50,000,000	50,000,000
Issued shares (in shares)	33,000,000	33,000,000
Outstanding shares (in shares)	33,000,000	33,000,000
Par value per share (USD per share)	$ 1	$ 1
Par value	$ 33	$ 33
Common Shares
U.S. Cellular shareholders’ equity
Authorized shares (in shares)	140,000,000	140,000,000
Issued shares (in shares)	55,000,000	55,000,000
Outstanding shares (in shares)	53,000,000	52,000,000
Par value per share (USD per share)	$ 1	$ 1
Par value	$ 55	$ 55
Treasury shares (in shares)	2,000,000	3,000,000